Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 599,208	$ 1,188,445
Amounts receivable	1,370,781	1,593,345
Prepaid expenses and deposits	255,756	603,435
Assets held for sale	387,797	1,479,429
Total current assets	2,613,542	4,864,654
Oil and gas properties, net	50,823,184	52,654,100
Property and equipment, net	741,683	720,550
Long-term deposits	686,159	371,124
Total assets	54,864,568	58,610,428
Current liabilities:
Accounts payable and accrued liabilities	14,807,865	14,065,019
RSU obligation		18,398
Loans payable	5,361,978	3,464,450
Convertible debt	10,364,993	227,092
Lease liability	10,356	19,637
Total current liabilities	30,545,192	17,794,596
Asset retirement obligation	5,895,209	6,247,027
Convertible debt		10,102,627
Lease liability	35,017	122,058
Deferred tax liability	4,239,942	2,131,548
Total liabilities	40,715,360	36,397,856
Stockholders’ equity:
Share capital	78,382,631	74,586,724
Notes and amounts receivable for equity issued	(90,425)	(113,309)
Warrant and option reserve	7,209,546	6,239,370
Shares to be cancelled	7,645	7,645
Obligation to issue shares	6,000	396,177
Accumulated other comprehensive loss	(17,356,701)	(14,023,189)
Accumulated deficit	(54,009,488)	(44,880,846)
Total stockholders’ equity	14,149,208	22,212,572
Total liabilities and stockholders’ equity	$ 54,864,568	$ 58,610,428